Document And Entity Information	Sep. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	SENECA FOODS CORPORATION
Current Fiscal Year End Date	--03-31
Document, Type	8-K
Document, Period End Date	Sep. 21, 2026
Entity, Incorporation, State or Country Code	NY
Entity, File Number	0-01989
Entity, Tax Identification Number	16-0733425
Entity, Address, Address Line One	350 WillowBrook Office Park
Entity, Address, City or Town	Fairport
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14450
City Area Code	585
Local Phone Number	495-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000088948
CommonStockClassA25Par Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Class A, $.25 Par
Trading Symbol	SENEA
Security Exchange Name	NASDAQ
CommonStockClassB25Par Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Class B, $.25 Par
Trading Symbol	SENEB
Security Exchange Name	NASDAQ